Thornburg New Mexico Intermediate Municipal Fund
All data as of 9.30.99

Fund Facts
Thornburg New Mexico Intermediate Municipal Fund
                                            A Shares        D Shares
SEC Yield ...............                   3.89%            3.71%
Taxable Equivalent Yields                   7.04%            6.71%
NAV .....................              $   12.92        $   12.93
Max. Offering Price .....              $   13.18        $   12.93

Total returns (Annual Average - After Subtracting Maximum Sales Charge) One Year (1.43)% N/A
Five Year ...............                  4.73%             N/A
Since Inception .........                  5.69%            (0.61)%
Inception Date                         (6.18.1991)        (6.1.1999)

The taxable equivalent yield assumes a 39.6% marginal federal tax rate and an 8.50% marginal New Mexico rate.
The investment return and principal value of an investment in the fund will fluctuate so that, when redeemed, an investor's shares may be worth more or less than their original cost. Maximum sales charge of the Fund's Class A Shares is 2.00%. The Fund's Class C Shares were converted to Class A Shares on January 31, 1996. The date quoted represent past performance and may not be construed as a guarantee of future results.

Letter to shareholders
November 3, 1999

Dear Fellow Shareholder,
The fiscal year ending September 30, 1999 continued a period of change in the bond market. After falling to their lowest levels in several years in October 1998, interest rates have risen steadily throughout 1999. The net asset value of the A shares decreased 53 cents per share to $12.92 over the year. If you were with us for the entire period, you received dividends of 60.6 cents per share. If you reinvest your dividends, you received 61.9 cents per share.
Your fund is a managed bond portfolio. Its performance over the last year is a total of all the stories of the individual bonds in our portfolio plus a few that we traded during the period. One typical story pertains to our investment in $3.4 million of the Los Alamos Utility System Revenue bonds due 7/1/2008. This is a AAA-rated, insured bond. The graph on this page compares the price change of Thornburg New Mexico Intermediate Municipal Fund with the price change in the Los Alamos Utility bond. Note: This graph considers market price changes only, not total return. On September 30, 1998 this bond was worth 110.411% of its $3.4 million maturity amount at a then market yield of 4.25%. On September 30, 1999 an increase in its market yield to 5.03% decreased the price of the bond to 105.487% of its maturity value. In general, the price volatility of your fund was less than that of the single Los Alamos bond.














Nothing has happened in the last several years of fluctuating interest rates to change the ultimate maturity value of this bond, or most of the other bonds you own through your investment in this fund. What has changed? The interim market prices of these bonds moved lower through most of 1999, with the shortest and highest quality bonds performing best. If interest rates drop in the future, the longest bonds in the portfolio will perform best.

Your portfolio includes over 170 bonds from New Mexico issuers and public borrowers in 2 U.S. territories, Approximately 89% of the portfolio is rated A or better by one of the major rating agencies. Your bond portfolio in Thornburg New Mexico Intermediate Municipal Fund is laddered to give a dollar weighted average maturity of approximately 6.8 years. This is shorter than the 10-year maximum average maturity for your fund. Percentages of the portfolio maturing in the coming years are summarized below:

         % of portfolio               Cumulative %
        maturing within           maturing by end of
         2 years = 7%                 year 2 = 7%
    2 to 4 years = 9%                 year 4 = 16%
    4 to 6 years = 17%                year 6 = 33%
    6 to 8 years = 18%                year 8 = 51%
    8 to 10 years = 11%              year 10 = 62%
   10 to 12 years = 11%              year 12 = 73%
   12 to 14 years = 10%              year 14 = 83%
   14 to 16 years = 10%              year 16 = 93%
   16 to 18 years = 5%               year 18 = 98%
    Over 18 years = 2%
Percentages can and do vary.

Over the years, our practice of laddering a diversified portfolio of short and intermediate maturity bonds has allowed your fund to consistently perform well in varying interest rate environments. Your fund has earned Morningstar's 5-star overall rating* for risk adjusted performance. We would like to attribute this to capable execution of a sensible investment strategy over time. Thank you for investing in Thornburg New Mexico Intermediate Municipal Fund.
Sincerely,


Brian J. McMahon  George T. Strickland
Portfolio Manager Portfolio Manager
*Morningstar proprietary rating reflects historical risk adjusted performances as of 9/30/99. Ratings are subject to change every month. Funds with at least three years of performance history are assigned ratings from one star (lowest) to five stars (highest). Morningstar overall ratings are calculated from the funds' three-, five-, and ten year average annual returns and a risk factor that reflects fund performance relative to three month Treasury bill returns. 10% of the funds in an investment category receive five stars and 22.5% receive four stars. THNMX is ranked 5 stars for the 3 year period and 5 stars for the 5 year period. At 9/30/99, there were 1,611 bond funds with 3-year ratings and 1,241 with 5-year ratings in Morningstar's Municipal Single-State Intermediate category. Past performance cannot guarantee future results.

Statement of assets and liabilities
September 30, 1999

ASSETS

Investments at value (cost $152,991,131) ........................ $155,486,473
Cash ............................................................      102,414
Receivable for investments sold .................................      605,000
Interest receivable .............................................    2,527,884
Receivable for fund shares sold .................................       26,645
Prepaid expenses and other assets ...............................        3,578
         Total Assets ...........................................  158,751,994

LIABILITIES

Payable for securities purchased ................................    1,364,022
Payable for fund shares redeemed ................................      260,719
Accounts payable and accrued expenses ...........................      145,076
Payable to investment advisor (Note 3) ..........................       74,865
Dividends payable ...............................................      245,581
         Total Liabilities ......................................    2,090,263

NET ASSETS ...................................................... $156,661,731

NET ASSET VALUE:

Class A Shares:
Net asset value and redemption price per share ($155,539,669 applicable to 12,034,801 shares of beneficial interest
outstanding - Note 4) ........................................... $      12.92

Maximum  sales  charge,  2.00 % of offering  price (2.04%
of net asset value per share)                                             0.26
Maximum Offering Price Per Share                                  $      13.18

Class D Shares:
Net asset value and offering price per share * ($1,122,062
applicable to 86,789 shares of beneficial interest
outstanding - Note 4) ........................................... $      12.93


See notes to financial statements.

Statement of operations
Year Ended September 30, 1999

INVESTMENT INCOME:
Interest income (net of premium amortized
of $462,334) ................................................   $ 8,795,167

EXPENSES:
Investment advisory fees (Note 3) ...........................       790,363
Administration fees (Note 3)
         Class A Shares .....................................       197,336
         Class D Shares .....................................           255
Distribution and service fees (Note 3)
         Class A Shares .....................................       378,246
         Class D Shares .....................................         1,957
Transfer agent fees .........................................        85,582
Custodian fees ..............................................       103,410
Registration and filing fees ................................         3,884
Professional fees ...........................................        18,525
Accounting fees .............................................        14,252
Trustee fees ................................................         2,037
Other expenses ..............................................        13,417

Total Expenses ..............................................     1,609,264

Less:
         Expenses reimbursed by investment advisor (Note 3) .       (36,529)
         Distribution and service fees waived (Note 3) ......          (937)

Net Expenses ................................................     1,571,798

Net Investment Income .......................................     7,223,369

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS (Note 5)
Net realized gain (loss) on investments sold ................      (192,060)
Increase (decrease) in unrealized appreciation of investments    (6,146,730)

Net Realized and Unrealized
         Gain (Loss) on Investments .........................    (6,338,790)

Net Increase in Net Assets Resulting
From Operations .............................................   $   884,579

See notes to financial statements.

Statements of changes in net assets
                                                                 Year Ended         Year Ended
                                                             September 30, 1999   September 30, 1998
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income .......................................   $   7,223,369    $   6,988,422
Net realized gain (loss) on investments sold ................        (192,060)         (39,034)
Increase (decrease) in unrealized appreciation of investments      (6,146,730)       1,951,956

Net Increase in Assets Resulting from Operations ............         884,579        8,901,344

DIVIDENDS TO SHAREHOLDERS:
From net investment income
         Class A Shares .....................................      (7,214,796)      (6,988,422)
         Class D Shares .....................................          (8,573)               0

FUND SHARE TRANSACTIONS (Note 4):
         Class A Shares .....................................       8,748,455        5,355,054
         Class D Shares .....................................       1,133,909                0

         Net Increase in Net Assets .........................       3,543,574        7,267,976

NET ASSETS:
         Beginning of year ..................................     153,118,157      145,850,181

         End of year ........................................   $ 156,661,731    $ 153,118,157

See notes to financial statements ...........................






Notes to financial statements
Note 1 - Organization
Thornburg New Mexico Intermediate Municipal Fund (the "Fund"), is a non-diversified series of Thornburg Investment Trust (the "Trust"). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Trust is currently issuing seven classes of shares of beneficial interest in addition to those of the Fund: Thornburg Florida Intermediate Municipal Fund, Thornburg New York Intermediate Municipal Fund, Thornburg Intermediate Municipal Fund, Thornburg Limited Term U.S. Government Fund, Thornburg Limited Term Income Fund, Thornburg Value Fund and Thornburg Global Value Fund. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund's investment objective is to obtain as high a level of current income exempt from Federal income tax as is consistent with the preservation of capital. The Fund currently offers two classes of shares of beneficial interest, Class A and Class D shares. Each class of shares of a Fund represents an interest in the same portfolio of investments of the Fund, except that (i) Class A shares are sold subject to a front-end sales charge collected at the time the shares are purchased and bear a service fee, (ii) Class D shares are sold at net asset value without a sales charge at the time pf purchase, and bear both a service fee and a distribution fee, and (iii) the respective classes have different reinvestment priviledges. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs and administrative and legal expenses. Currently, class specific expenses of the Fund are limited to distribution fees, administration fees and certain transfer agent expenses.

Note 2 - Significant  Accounting Policies  Significant
accounting policies of the Fund are as follows: Valuation of Investments: In determining net asset value, the Fund utilizes an independent pricing service approved by the Trustees. Debt investment securities have a primary market over the counter and are valued on the basis of valuations furnished by the pricing service. The pricing service values portfolio securities at quoted bid prices at 4:00 pm EST or the yield equivalents when quotations are not readily available. Securities for which quotations are not readily available are valued at fair value as determined by the pricing service using methods which include consideration of yields or prices of municipal obligations of comparable quality, type of issue, coupon, maturity, and rating; indications as to value from dealers and general market conditions. The valuation procedures used by the pricing service and the portfolio valuations received by the Fund are reviewed by the officers of the Trust under the general supervision of the Trustees. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Federal Income Taxes: It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to "regulated investment companies" and to distribute all of its taxable (if any) and tax exempt income to its shareholders. Therefore no provision for Federal income tax is required. Dividends paid by the Fund for the six months ended March 31, 1999 represent exempt interest dividends which are excludable by shareholders from gross income for Federal income tax purposes. Net realized capital losses are carried forward to offset realized gains in future years. To the extent such carryforwards are used, no capital distributions will be made. When-Issued and Delayed Delivery Transactions: The Fund may engage in when-issued or delayed delivery transactions. To the extent the Fund engages in such transactions, it will do so for the purpose of acquiring portfolio securities consistent with its investment objectives and not for the purpose of investment leverage or to speculate on interest rate changes. At the time the Fund makes a commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value in determining the Fund's net asset value. When effecting such transactions, assets of the Fund of an amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records on the trade date. Securities purchased on a when-issued or delayed delivery basis do not earn interest until the settlement date. Dividends: Net investment income of the Fund is declared daily as a dividend on shares for which the Fund has received payment. Dividends are paid monthly and are reinvested in additional shares of the Fund at net asset value per share at the close of business on the dividend payment date, or at the shareholder's option, paid in cash. Net capital gains, to the extent available, will be distributed annually. General: Securities transactions are accounted for on a trade date basis. Interest income is accrued as earned. Premiums and original issue discounts on securities purchased are amortized over the life of the respective securities. Realized gains and losses from the sale of securities are recorded on an identified cost basis. Use of Estimates: The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Note 3 - Investment Advisory Fee and Other Transactions With Affiliates Pursuant to an investment advisory agreement, Thornburg Investment Management, Inc. (the "Adviser") serves as the investment adviser and performs services for which the fees are payable at the end of each month. For the year ended September 30, 1999, these fees were payable at annual rates ranging from 1/2 of 1% to 11/40 of 1% of the average daily net assets of the Fund, depending on the Fund's asset size. The Fund also has an Administrative Services Agreement with the Adviser, whereby the Adviser will perform certain administrative services for the shareholders of each class of the Fund's shares, and for which fees will be payable at an annual rate of up to 1/8 of 1% of the average daily net assets attributable to each class of shares. For the year ended September 30, 1999, the Adviser voluntarily reimbursed certain operating expenses amounting to $36,529. The Fund has an underwriting agreement with Thornburg Securities Corporation (the "Distributor"), which acts as the Distributor of Fund shares. For the year ended September 30, 1999, the Distributor earned commissions aggregating $28,772 from the sale of Class A shares. Pursuant to a Service Plan, under Rule 12b-1 of the Investment Company Act of 1940, the Fund may reimburse to the Adviser an amount not to exceed .25 of 1% per annum of the average net assets attributable to each class of shares of the Fund for payments made by the Adviser to
securities   dealers  and  other   financial   institutions  to  obtain  various
shareholder related services. The Adviser may pay out of its own funds additional expenses for distribution of the Fund's shares. The Fund has also adopted a Distribution Plan pursuant to Rule 12b-1, applicable only to the Fund's Class D shares under which the Fund compensates the Distributor for services in promoting the sale of Class D shares of the Fund at ann annual rate of up to .75% of the average daily net assets attributable to Class D shares. Total fees incurred by each class of shares of the Fund under their respective Service and Distribution Plans and the total amount waived for the year ended September 30, 1999, are set forth in the statement of operations. Certain officers and trustees of the Trust are also officers and/or directors of the Adviser and Distributor. The compensation of unaffiliated trustees is borne by the Trust.


Note  4 - Shares of Beneficial Interest
At September 30, 1999 there were an unlimited number of shares of beneficial interest authorized, and capital paid-in aggregated $155,107,198. Transactions in shares of beneficial interest were as follows:

                                                 Year Ended Ended September 30, 1999       Year Ended September 30, 1998
Class A Shares                                            Shares          Amount            Shares      Amount

Shares sold .......................................      2,476,782    $ 32,892,441       2,157,467    $ 28,797,690
Shares issued to shareholders in
         reinvestment of distributions ............        324,102       4,289,129         316,508       4,224,103
Shares repurchased ................................     (2,151,671)    (28,433,115)     (2,073,534)    (27,666,739)

Net Increase ......................................        649,213    $  8,748,455         400,441    $  5,355,054

Class D Shares (a) ................................        Shares          Amount           Shares       Amount

Shares sold .......................................         86,525    $  1,130,480             0            0
Shares issued to shareholders in
         reinvestment of distributions ............            264           3,429             0            0
Shares repurchased ................................              0               0             0            0

Net Increase ......................................         86,789    $  1,133,909             0            0

(a) Sales of Class D shares commenced June 1, 1999

Note 5 - Securities Transactions
For the year ended September 30, 1999, the Fund had purchase and sale transactions (excluding short-term securities) of $34,177,028 and $24,952,063 respectively. The cost of investments for Federal Income tax purposes is $153,017,827. At September 30, 1999, net unrealized appreciation of investments was $2,468,646 resulting from $3,980,769 gross unrealized appreciation and $1,512,123 gross unrealized depreciation. Accumulated net realized losses from securities transactions included in net assets at September 30, 1999 aggregated $940,809. For Federal income tax purposes, the Fund had deferred capital losses occuring subsequent to October 31, 1998 of $192,000 and capital loss carryforwards of $722,000. The carryforwards expire in varying amounts through 2007.

Financial highlights
Year Ended September 30,
                                                             1999            1998            1997            1996            1995
Class A Shares:
Net asset value, beginning of year ...................  $    13.45      $    13.28         $ 13.09       $   13.12        $  12.72

Income from investment operations:
         Net investment income .......................        0.61            0.62            0.64            0.63            0.60
Net realized and unrealized
         gain (loss) on investments                          (0.53)           0.17            0.19           (0.03)          (0.40)


Total from investment operations .....................        0.08            0.79            0.83            0.60            1.00
Less dividends from:
         Net investment income .......................       (0.61)          (0.62)          (0.64)          (0.63)          (0.60)


Change in net asset value ............................       (0.53)           0.17            0.19           (0.03)           0.40


Net asset value, end of year .........................  $    12.92      $    13.45         $ 13.28          $ 13.09      $   13.12

Total return (a) .....................................        0.55%           6.08%           6.51%           4.68%           8.10%

Ratios/Supplemental Data Ratios to average net asset:
         Net investment income .......................        4.57%           4.64%           4.88%           4.81%           4.71%
         Expenses, after expense reductions                   0.99%           1.00%           1.00%           1.00%           1.00%
         Expenses, before expense reductions                  1.01%           1.02%           1.05%           1.07%           1.06%

Portfolio turnover rate ..............................       15.93%          13.74%          10.06%          10.88%          17.06%

Net assets at end of year (000) ......................  $   155,540     $   153,118     $   145,850     $   131,307     $   136,742

(a) Sales loads are not reflected in computing total return
Note: Prior to September 28, 1995 and January 31, 1996, the Fund issued class B shares and class C shares. At the time of each of their conversion to class A shares each class represented less than 1% of the Fund's net assets.

Class D Shares:
Net asset value, beginning of period .......................   $      13.20

Income from investment operations:
         Net investment income .............................           0.19
Net realized and unrealized
         gain (loss) on investments ........................          (0.27)


Total from investment operations (0.08) Less dividends from:
         Net investment income .............................          (0.19)


Change in net asset value ..................................          (0.27)


Net asset value, end of period .............................   $      12.93

Total return (b) ...........................................          (0.61)%

Ratios/Supplemental Data Ratios to average net asset:
         Net investment income .............................           4.20%(c)
         Expenses, after expense reductions ................           1.27%(c)
         Expenses, before expense reductions ...............           3.70%(c)

Portfolio turnover rate ....................................          15.93%

Net assets at end of period (000) ..........................   $       1,122

(a) Sales of Class D shares commenced on June 1, 1999.
(b) Sales loads are not reflected in computing total return, which is not annualized for periods less than one year. (c) Annualized.


Schedule of Investments Thornburg New Mexico Intermediate Municipal Fund
September 30, 1999    CUSIPS: Class A - 885-215-301; NASDAQ Symbol: Class A - THNMX


3,000,000           Alamogordo Hospital Revenue, 5.30% due 1/1/2013          NR/A-           $2,779,050
                    (Gerald Champion MemorialHospital Project)
730,000             Albuquerque Collateralized Mortgage, Municipal Class     Aaa/AAA         323,536
                    B-2, 0% due 5/15/2011
1,000,000           Albuquerque Gross Receipt Tax Revenue, 5.375% due        NR/AA+          1,000,650
                    7/1/2001 (Bluewater ApartmentProject)
50,000              Albuquerque Gross Receipt Tax Revenue, 6.20% due         A1/AA           53,026
                    7/1/2005
525,000             Albuquerque Gross Receipts, Prerefunded Adjustment       Aaa/AAA         464,468
                    Adjusted Series B, 0% due7/1/2002
755,000             Albuquerque Gross Receipts, Unrefunded Balance           Aaa/AAA         667,594
                    Adjustment Adjusted Series B, 0%due 7/1/2002
625,000             Albuquerque Gross Receipts, Prerefunded Adjustment       Aaa/AAA         526,550
                    Adjusted Series B, 0% due7/1/2003
895,000             Albuquerque Gross Receipts, Unrefunded Balance           Aaa/AAA         753,187
                    Adjustment Adjusted Series B, 0%due 7/1/2003
840,000             Albuquerque Gross Receipts, Prerefunded Adjustment       Aaa/AAA         637,249
                    Adjusted Series B, 0% due7/1/2005
1,195,000           Albuquerque Gross Receipts, Unrefunded Balance           Aaa/AAA         905,033
                    Adjustment Adjusted Series B, 0%due 7/1/2005
820,000             Albuquerque Gross Receipts, Prerefunded Adjustment       Aaa/AAA         419,102
                    Adjusted Series B, 0% due7/1/2012
1,180,000           Albuquerque Gross Receipts, Unrefunded Balance           Aaa/AAA         585,610
                    Adjustment Adjusted Series B, 0%due 7/1/2012
1,585,000           Albuquerque Gross Receipts Tax Revenue, Refunding        A1/AA           1,439,370
                    Series B, 5.00% due 7/1/2018
335,000             Albuquerque Hospital Revenue Series A, 5.80% due         Aaa/AAA         340,286
                    8/1/2000 (PresbyterianHealthcare Project; Insured:
                    MBIA)
2,500,000           Albuquerque Hospital Revenue Series A, 6.10% due         Aaa/AAA         2,608,725
                    8/1/2002 (Insured: MBIA)
1,000,000           Albuquerque Hospital Revenue Series A, 6.375% due        Aaa/AAA         1,053,590
                    5/15/2004 pre-refunded 5/15/01@ 102 (St. Joseph
                    Healthcare Systems Project)
300,000             Albuquerque Hospital Revenue Series A, 6.625% due        Aaa/AAA         317,244
                    5/15/2010 pre-refunded 5/15/01@ 102 (St. Joseph
                    Healthcare Systems Project)
1,040,000           Albuquerque Hospital Revenue Series B, 6.20% due         Aaa/AAA         1,045,855
                    8/1/2002 (Insured: MBIA)
1,775,000           Albuquerque Hospital Revenue Series B, 6.60% due         Aaa/AAA         1,790,673
                    8/1/2007 (Insured: MBIA)
2,055,000           Albuquerque Industrial Development Revenue, 5.80% due    A1/NR           2,071,563
                    6/1/2007 (UniversalPrinting & Publishing Project; LOC:
                    First Security Bank)
2,000,000           Albuquerque Joint Water And Sewage Systems Revenue,      Aa3/AA          2,031,880
                    Refunding & ImprovementSeries A, 5.25% due 7/1/2009
1,175,000           Albuquerque MFHR Series 1991, 8.50% due 7/1/2021 put     NR/NR           1,186,280
                    7/1/01 (Beach ApartmentProject)
2,875,000           Albuquerque MFHR Series 1994, 6.75% due 1/1/2024 put     NR/NR           2,788,002
                    1/1/04 (Dorado VillageProject)
2,235,000           Albuquerque Refuse Removal And Disposal, Revenue,        Aaa/AAA         2,267,184
                    5.25% due 7/1/2009 (Insured:AMBAC)
290,000             Albuquerque Revenue Refunding Bonds Series 1993, 5.00%   Aaa/AAA         293,886
                    due 6/1/2001 (EvangelicalLutheran Good Samaritan
                    Society Project; Insured: FSA)
305,000             Albuquerque Revenue Refunding Bonds Series 1993, 5.10%   Aaa/AAA         311,073
                    due 6/1/2002 (EvangelicalLutheran Good Samaritan
                    Society Project; Insured: FSA)
170,000             Albuquerque Revenue Refunding Bonds Series 1993, 5.20%   Aaa/AAA         174,377
                    due 6/1/2003 (EvangelicalLutheran Good Samaritan
                    Society Project; Insured: FSA)
65,000              Albuquerque Special Assessment District 219 Series B,    NR/BBB+         65,079
                    5.75% due 7/1/2002 (Waterand Sewer Improvement
                    Project; LOC: Sumitomo Bank)
630,000             Albuquerque Special Assessment District Series A,        NR/BBB+         633,068
                    6.45% due 1/1/2015 (CottonwoodMall Project; LOC:
                    Sumitomo Bank)
1,500,000           Albuquerque Water & Sewer Revenue, 7.00% due 7/1/2003    Aa3/AA          1,562,955
600,000             Albuquerque Water & Sewer Revenue, 6.25% due 7/1/2008    Aa3/AA          640,374
1,750,000           Albuquerque Water & Sewer Revenue Series 1990-C, 7.00%   Aa3/AA          1,824,777
                    due 7/1/2005 partiallypre-refunded 7/1/00 @ 102
1,000,000           Albuquerque Water & Sewer System Revenue Refunding       Aa3/AA          1,041,620
                    Series B, 6.95% due 7/1/2002
585,000             Belen Gasoline Tax Revenue Refunding & Improvement,      NR/NR           561,881
                    5.40% due 1/1/2011
900,000             Bernalillo County Gross Receipts Tax, Revenue, 5.50%     Aa3/AA          918,036
                    due 10/1/2011
2,000,000           Bernalillo County Gross Receipts Tax, Revenue, 5.75%     Aa3/AA          2,022,740
                    due 10/1/2015
2,300,000           Bernalillo County Multi Family Housing Revenue Series    NR/AA-          2,363,963
                    1988, 5.80% due 11/1/2025put 11/1/06 (Sunchase
                    Apartments Project; Insured: AXA Reinsurance Co.)
4,500,000           Bernalillo County Multi Family Housing Revenue Series    NR/AA-          4,655,655
                    1994-A, 6.50% due10/1/2019 put 10/1/05 (Village
                    Apartments Project; Insured: AXA Reinsurance Co.)
1,000,000           Bernalillo County Multifamily Revenue, 5.15% due         Aaa/AAA         922,500
                    10/1/2018 (Housing DesertWillow Apartments Project;
                    Insured: FSA)
415,000             Cibola County Gross Receipts Tax Revenue, 5.70% due      Aaa/AAA         436,642
                    11/1/2007 (Insured: AMBAC)
495,000             Cibola County Gross Receipts Tax Revenue, 5.875% due     Aaa/AAA         525,923
                    11/1/2008 (Insured: AMBAC)
555,000             Cibola County Gross Receipts Tax Revenue, 6.00% due      Aaa/AAA         592,507
                    11/1/2010 (Insured: AMBAC)
1,000,000           Dona Ana County Gross Receipts Tax, 6.00% due 6/1/2014   NR/AA           1,067,480
                    (Insured: Asset Guaranty)
1,500,000           Dona Ana County Gross Receipts Tax Refunding and         NR/AA           1,594,950
                    Improvement Series 1993, 5.875%due 6/1/2009 (Insured:
                    Asset Guaranty)
330,000             Dona Ana County Subordinated Gross Receipts Tax          NR/NR           331,495
                    Revenue, 6.125% due 6/1/2003
260,000             Dona Ana County Subordinated Gross Receipts Tax          NR/NR           261,110
                    Revenue, 6.25% due 6/1/2004
750,000             Farmington Utility Systems Refunding Revenue, 5.20%      Aaa/AAA         756,735
                    due 5/15/2000 (Insured:FGIC)
775,000             Gallup Pollution Control Revenue Refunding, 6.20% due    Aaa/AAA         815,974
                    8/15/2003 (Plains ElectricGeneration Project; Insured:
                    MBIA)
800,000             Gallup Pollution Control Revenue Refunding, 6.65% due    Aaa/AAA         824,688
                    8/15/2017 (Plains ElectricGeneration Project; Insured
                    MBIA)
1,500,000           Gallup Pollution Control Revenue Refunding Series        Aaa/AAA         1,581,180
                    1992, 6.45% due 8/15/2006(Insured: MBIA)
280,000             Hidalgo County Municipal School District of Lordsburg,   NR/NR           284,612
                    6.875% due 7/1/2000
300,000             Hidalgo County Municipal School District of Lordsburg,   NR/NR           309,450
                    6.875% due 7/1/2001
315,000             Hidalgo County Municipal School District of Lordsburg,   NR/NR           328,910
                    6.875% due 7/1/2002
380,000             Las Cruces Gross Receipt Tax Revenue Series 1995,        A3/NR           389,595
                    6.00% due 6/1/2001 (SouthCentral Solid Waste Authority
                    Project)
1,175,000           Las Cruces Gross Receipts Refunding Revenue, 5.45% due   A/A             1,178,290
                    12/1/1999
625,000             Las Cruces Gross Receipts Refunding Revenue, 5.85% due   A/A             644,819
                    12/1/2001
1,500,000           Las Cruces Gross Receipts Refunding Revenue Series       A/A             1,579,650
                    1992, 6.25% due 12/1/2005
420,000             Las Cruces Joint Utility Refunding and Improvement       A1/NR           450,958
                    Revenue, 6.50% due 7/1/2007
780,000             Las Cruces Joint Utility Refunding and Improvement       A1/NR           836,854
                    Revenue, 6.50% due 7/1/2007
1,160,000           Las Cruces Municipal Sales Tax Revenue Series 1991,      A/NR            1,202,688
                    6.50% due 12/1/2006
195,000             Lordsburg Gross Receipts and Lodgers Tax Revenue,        NR/NR           198,019
                    8.625% due 12/1/2002
2,150,000           Lordsburg Pollution Control Revenue, 6.50% due           A2/A-           2,206,308
                    4/1/2013 (Phelps Dodge Project)
445,000             Los Alamos County Incorporated Revenue, Refunding        Aaa/AAA         432,113
                    Series A 4, 5.00% due1/1/2010 (Lutheran Health Systems
                    Project)
465,000             Los Alamos County Incorporated Revenue, Refunding        Aaa/AAA         446,018
                    Series A 4, 5.00% due 1/1/2011(Lutheran Health Systems
                    Project)
1,300,000           Los Alamos County Incorporated Utility Series A, 5.80%   Aaa/AAA         1,376,427
                    due 7/1/2006 (Insured:FSA)
665,000             Los Alamos County New Mexico Incorporated Utility        Aaa/AAA         689,166
                    Systems Revenue, Series A,6.00% due 7/1/2015 (Insured:
                    FSA)
3,445,000           Los Alamos County Utility System Revenue                 Aaa/AAA         3,634,027
                    RefundingSeries A, 6.00% due 7/1/2008(Insured: FSA)
350,000             Milan General Obligation Sanitary Sewer Series 1994,     NR/NR           372,341
                    7.00% due 9/1/2013
430,000             New Mexico Educational Assistance Foundation Revenue,    Aaa/NR          439,331
                    6.05% due 12/1/2000
140,000             New Mexico Educational Assistance Foundation Revenue,    Aaa/NR          142,429
                    5.20% due 12/1/2001
1,000,000           New Mexico Educational Assistance Foundation Revenue,    Aaa/NR          1,034,650
                    6.20% due 12/1/2001
670,000             New Mexico Educational Assistance Foundation Revenue,    A/NR            686,187
                    5.50% due 11/1/2003
655,000             New Mexico Educational Assistance Foundation Revenue,    Aaa/NR          692,958
                    6.45% due 12/1/2004
675,000             New Mexico Educational Assistance Foundation Revenue,    A/NR            695,169
                    6.85% due 12/1/2005
1,995,000           New Mexico Educational Assistance Foundation Revenue,    Aaa/NR          2,066,780
                    6.65% due 3/1/2007
20,000              New Mexico Educational Assistance Foundation Student     Aa/NR           20,390
                    Loan Revenue, 5.40% due8/1/2004
2,870,000           New Mexico Educational Assistance Student Loan, 6.70%    Aaa/AAA         2,995,362
                    due 4/1/2002 (Insured:AMBAC)
1,600,000           New Mexico Educational Assistance Student Loan, 6.50%    Aaa/NR          1,670,400
                    due 3/1/2004
870,000             New Mexico Educational Assistance Student Loan Series    A/NR            882,415
                    2-B, 5.75% due 12/1/2008
1,195,000           New Mexico Equipment Loan Council Hospital Revenue,      A3/NR           1,279,534
                    7.50% due 6/1/2002pre-refunded 6/1/01 (San Juan
                    Regional Medical Center Project)
1,490,000           New Mexico Equipment Loan Council Hospital Revenue,      A3/NR           1,602,435
                    7.80% due 6/1/2005pre-refunded 6/1/01 (San Juan
                    Regional Medical Center Project)
575,000             New Mexico Equipment Loan Council Hospital Revenue,      A3/NR           618,390
                    7.80% due 6/1/2006pre-refunded 6/1/01 (San Juan
                    Regional Medical Center Project)
2,030,000           New Mexico Equipment Loan Council Hospital Revenue,      Baa1/A-         2,117,493
                    6.40% due 6/1/2009 (MemorialMedical Center Project)
225,000             New Mexico Equipment Loan Council Hospital Revenue,      A3/NR           242,305
                    7.90% due 6/1/2011pre-refunded 6/1/01 (San Juan
                    Regional Medical Center Project)
835,000             New Mexico Finance Authority Series A, 5.90% due         Aaa/AAA         882,603
                    6/1/2004 (Insured: AMBAC)(Unrefunded Balance Public
                    Project)
780,000             New Mexico Hospital Equipment Loan, 5.60% due 6/1/2002   Baa1/A-         792,808
                    (Memorial Medical CenterProject)
575,000             New Mexico Hospital Equipment Loan, 5.70% due 6/1/2003   Baa1/A-         586,557
                    (Memorial Medical CenterProject)
235,000             New Mexico Hospital Equipment Loan, 5.00% due            Aa2/AA          231,085
                    12/1/2008 (Catholic HealthInitiatives Project)
1,140,000           New Mexico Hospital Equipment Loan, 5.20% due            Aa2/AA          1,118,169
                    12/1/2010 (Catholic HealthInitiatives Project)
2,000,000           New Mexico Hospital Equipment Loan, 5.375% due           Baa1/NR         1,810,600
                    6/1/2018 (Memorial Medical CenterProject)
300,000             New Mexico Hospital Loan Council, 5.50% due 6/1/2001     Baa1/A-         303,741
1,050,000           New Mexico MFA MFHR Revenue, 5.20% due 1/1/2019          Aaa/AAA         968,257
                    (Insured: FSA)
945,000             New Mexico MFA MFMR Series 1991-C, 6.75% due 7/1/2011    NR/AAA          946,673
                    (Collateralized: FNMA)
1,355,000           New Mexico MFA MFMR Series 1991-C, 6.75% due 7/1/2011    NR/AAA          1,357,398
                    (Collateralized: FNMA)
1,000,000           New Mexico MFA SFMR, 5.75% due 3/1/2017                  NR/AAA          988,040
1,000,000           New Mexico MFA SFMR, 5.40% due 7/1/2018                  NR/AAA          957,850
1,500,000           New Mexico MFA SFMR, 0% due 9/1/2019                     NR/AAA          820,095
175,000             New Mexico MFA SFMR Series 1992 A-1, 6.30% due           Aa1/AA          178,810
                    1/1/2002
790,000             New Mexico MFA SFMR Series 1992 A-1, 6.90% due           NR/AAA          813,455
                    7/1/2008
1,595,000           New Mexico MFA SFMR Series 1992-1, 6.85% due 7/1/2010    Aa1/AA          1,622,833
437,898             New Mexico MFA SFMR Series A, 0% due 7/1/2015            Aa/AA           87,610
240,000             New Mexico MFA SFMR Series A-1, 6.05% due 1/1/2000       Aa1/AA          240,648
205,000             New Mexico MFA SFMR Series A-1, 6.05% due 7/1/2000       Aa1/AA          206,710
175,000             New Mexico MFA SFMR Series A-2, 6.20% due 1/1/2001       Aa1/AA          176,897
1,000,000           New Mexico MFA SFMR Series A-3, 5.25% due 7/1/2017       NR/AAA          941,560
125,000             New Mexico MFA SFMR Series B-2, 5.80% due 1/1/2009       NR/AAA          124,721
355,000             New Mexico MFA SFMR Series F-2, 5.60% due 7/1/2017       NR/AAA          342,966
                    (Collateralized: FNMA)
170,000             New Mexico MFA SFMR Series H, 5.45% due 1/1/2006         NR/AAA          172,103
                    (Collateralized: FNMA/GNMA)
175,000             New Mexico MFA SFMR Series H, 5.45% due 7/1/2006         NR/AAA          176,963
                    (Collateralized: FNMA/GNMA)
100,000             New Mexico MFA SFMR Series PG-B-2, 5.80% due 7/1/2009    NR/AAA          100,730
355,000             New Mexico MFAuthority SFMR, 5.70% due 9/1/2014          NR/AAA          352,973
380,000             New Mexico State University Revenues, 5.85% due          A1/AA           383,918
                    4/1/2000
335,000             New Mexico State University Revenues, 5.85% due          A1/AA           342,722
                    4/1/2001
300,000             New Mexico State University Revenues, 5.40% due          A1/AA           301,182
                    4/1/2011
55,000              New Mexico Student Loan Revenue, 5.55% due 12/1/2001     A/NR            55,481
2,000,000           Puerto Rico Building Authority Revenue, 6.10% due        Baa1/A          2,034,300
                    7/1/2000
2,000,000           Puerto Rico Electric Power Authority Power Refunding     Aaa/AAA         2,047,720
                    Series F, 5.25% due7/1/2010 (Insured: MBIA) (when
                    issued)
1,500,000           Puerto Rico Electric Power Revenue Refunding Series      Baa1/BBB+       1,521,075
                    1992-Q, 5.70% due 7/1/2000
750,000             Puerto Rico Public Improvement General Obligation,       NR/AAA          810,788
                    6.60% due 7/1/2004pre-refunded 7/1/02 @ 101.5
1,170,000           Rio Grande Natural Gas Association Natural Gas,          Aaa/NR          1,116,145
                    Systems Revenue, 5.00% due7/1/2013 (Insured: FSA)
150,000             Rio Grande Natural Gas Association Natural Gas System    A3/BBB+         150,993
                    Revenue, 5.00% due7/1/2000
375,000             Rio Rancho Gross Receipts Tax Revenue Series 1995-A,     Aaa/AAA         381,799
                    5.50% due 12/1/2000(Insured: FSA)
440,000             Rio Rancho Gross Receipts Tax Revenue Series 1995-A,     Aaa/AAA         456,865
                    5.50% due 12/1/2003(Insured: FSA)
500,000             Rio Rancho Water and Wastewater System, 8.00% due        Aaa/AAA         544,255
                    5/15/2002 (Insured: FSA)
1,000,000           Rio Rancho Water and Wastewater System, 6.50% due        Aaa/AAA         1,094,840
                    5/15/2006 (Insured: FSA)
375,000             Rio Rancho Water And Wastewtr Systems Revenue,           Aaa/AAA         372,244
                    Refunding, 5.25% due 5/15/2012(Insured: AMBAC)
1,000,000           San Juan County Central Consolidated School District     Aaa/AAA         1,036,790
                    22, 5.625% due 8/15/2002(Insured: FSA)
1,000,000           San Juan Gross Receipts Gas Tax Refunding Revenue        A1/NR           1,118,280
                    Series B, 7.00% due 9/15/2009 pre-refunded 9/15/04 @
                    101
115,000             Sandoval County Gross Receipts Tax Refunding Revenue     Baa1/NR         125,556
                    Series 1992, 7.00% due11/1/2007
125,000             Sandoval County Gross Receipts Tax Refunding Revenue     Baa1/NR         136,474
                    Series 1992, 7.00% due11/1/2008
135,000             Sandoval County Gross Receipts Tax Refunding Revenue     Baa1/NR         147,392
                    Series 1992, 7.00% due11/1/2009
145,000             Sandoval County Gross Receipts Tax Refunding Revenue     Baa1/NR         158,309
                    Series 1992, 7.00% due11/1/2010
400,000             Sandoval County Landfill Revenue, 5.70% due 7/15/2013    NR/NR           381,456
755,000             Santa Fe County, 7.00% due 7/1/2010                      Aa2/NR          869,820
340,000             Santa Fe County Office and Training Facilities Project   Aaa/NR          367,441
                    Revenue Series 1990,9.00% due 7/1/2001
356,000             Santa Fe County Office and Training Facilities Project   Aaa/NR          391,440
                    Revenue Series 1990,9.00% due 1/1/2002
372,000             Santa Fe County Office and Training Facilities Project   Aaa/NR          416,480
                    Revenue Series 1990,9.00% due 7/1/2002
406,000             Santa Fe County Office and Training Facilities Project   Aaa/NR          468,849
                    Revenue Series 1990,9.00% due 7/1/2003
443,000             Santa Fe County Office and Training Facilities Project   Aaa/NR          525,939
                    Revenue Series 1990,9.00% due 7/1/2004
626,000             Santa Fe County Office and Training Facilities Project   Aaa/NR          797,937
                    Revenue Series 1990,9.00% due 1/1/2008
1,000,000           Santa Fe County Project Revenue Series A, 5.50% due      NR/NR           897,000
                    5/15/2015 (El CastilloRetirement Project)
200,000             Santa Fe Educational Facilities Revenue, 5.00% due       NR/BBB-         193,022
                    3/1/2007 (St. Johns CollegeProject) (ETM)
210,000             Santa Fe Educational Facilities Revenue, 5.10% due       NR/BBB-         201,873
                    3/1/2008 (St. Johns CollegeProject) (ETM)
1,215,000           Santa Fe Educational Facilities Revenue, 5.40% due       NR/BBB-         1,106,257
                    3/1/2017  (ETM)
2,105,000           Santa Fe Gross Receipts Tax Refunding & Improvement      Aaa/AAA         2,233,763
                    Series A, 6.00% due 6/1/2004(Insured: AMBAC)
1,150,000           Santa Fe Gross Receipts Tax Refunding & Improvement      Aaa/AAA         1,197,391
                    Series A, 5.50% due 6/1/2006(Insured: AMBAC)
205,000             Santa Fe Housing Development Corporation Multi Family    A/NR            207,979
                    Revenue Refunding Series1993-A, 5.50% due 2/1/2004
                    (Villa Camino Consuelo Project)
1,900,000           Santa Fe Improvement Revenue Series 1992-A, 0% due       Aaa/AAA         1,680,930
                    7/1/2002 (Insured: FGIC)
1,945,000           Santa Fe Improvement Revenue Series 1992-A, 0% due       Aaa/AAA         1,638,624
                    7/1/2003 (Insured: FGIC)
1,945,000           Santa Fe Improvement Revenue Series 1992-A, 0% due       Aaa/AAA         1,526,378
                    7/1/2004 (Insured: FGIC)
1,895,000           Santa Fe Improvement Revenue Series 1992-A, 0% due       Aaa/AAA         1,381,701
                    7/1/2005 (Insured: FGIC)
500,000             Santa Fe Improvement Revenue Series 1992-A, 0% due       Aaa/AAA         338,995
                    7/1/2006 (Insured: FGIC)
1,945,000           Santa Fe Improvement Revenue Series 1992-A, 0% due       Aaa/AAA         913,372
                    7/1/2011 (Insured: FGIC)
1,000,000           Santa Fe Industrial Revenue Housing Refunding, 7.25%     NR/NR           1,025,650
                    due 12/1/2005 (Ponce deLeon Project; Guaranteed:
                    Health Care REIT)
650,000             Santa Fe Refuse Disposal Systems, 5.00% due 6/1/2003     A3/NR           653,413
370,000             Santa Fe Refuse Disposal Systems Improvement Net         A3/NR           379,916
                    Revenue Series 1996-B, 5.50%due 6/1/2004
775,000             Santa Fe Refuse Disposal Systems Improvement Revenue,    A3/NR           772,303
                    5.00% due 6/1/2005
325,000             Santa Fe Refuse Disposal Systems Revenue, 5.50% due      A3/NR           333,427
                    6/1/2003
200,000             Santa Fe Revenue, Capital Appreciation Improvement, 0%   Aaa/AAA         108,932
                    due 7/1/2009 (Insured:FGIC)
445,000             Santa Fe SFMR, 5.25% due 11/1/2005 (Collateralized:      Aaa/NR          449,641
                    FNMA/GNMA)
240,000             Santa Fe SFMR, 5.60% due 11/1/2010 (Collateralized:      Aaa/NR          241,157
                    FNMA/GNMA)
330,000             Santa Fe SFMR, 6.10% due 11/1/2011                       Aaa/NR          337,366
385,000             Santa Fe SFMR, 6.20% due 11/1/2016 (Collateralized:      Aaa/NR          393,008
                    FNMA/GNMA)
299,406             Santa Fe SFMR Series 1991, 8.45% due 12/1/2011           Aaa/NR          313,966
                    (Insured: FGIC)
250,000             Santa Fe Solid Waste Management Agency Facility          NR/NR           260,693
                    Revenue, 5.90% due 6/1/2005
875,000             Santa Fe Solid Waste Management Facilities Revenue,      NR/NR           920,824
                    6.10% due 6/1/2007
1,500,000           Santa Fe Utility Revenue, Refunding Series A, 8.00%      Aaa/AAA         1,792,035
                    due 6/1/2007 (Insured:AMBAC)
195,000             Santa Rosa Consolidated School District 8 Guadalupe &    Baa3/NR         199,277
                    San Miguel Counties GOSeries 1991, 7.00% due 8/1/2003
210,000             Santa Rosa Consolidated School District 8 Guadalupe &    Baa3/NR         214,605
                    San Miguel Counties GOSeries 1991, 7.00% due 8/1/2004
285,000             Socorro Health Facility Refunding Revenue, 6.00% due     Aaa/AAA         300,649
                    5/1/2008 (EvangelicalLutheran Good Samaritan Project;
                    Insured: AMBAC)
965,000             Taos County Local Hospital Gross Receipts Tax Revenue    NR/AA           984,821
                    Series 1992, 6.125% due12/1/2001 (Insured: Asset
                    Guaranty)
1,000,000           U.S. Virgin Islands Public Finance Authority Revenue     NR/AAA          1,058,740
                    Refunding Series A, 6.90%due 10/1/2001
330,000             U.S. Virgin Islands Public Finance Authority Series      NR/AAA          357,895
                    1992-A, 7.00% due 10/1/2002
895,000             U.S. Virgin Islands Special Tax General Obligation       NR/NR           953,936
                    Series 1991, 7.75% due10/1/2006 pre-refunded 10/01/01
                    @ 102 (Hugo Insurance Claims Fund Project)
2,630,000           U.S. Virgin Islands Water & Power Authority Series A,    NR/NR           2,793,086
                    7.40% due 7/1/2011pre-refunded 7/01/01
1,105,000           Villa Hermosa Multi Family Housing Revenue, 5.85% due    NR/AAA          1,109,542
                    11/20/2016(Collateralized: GNMA)
1,385,000           Western New Mexico University System Revenue Series      Baa2/NR         1,572,113
                    1995, 7.75% due 6/15/2019pre-refunded 6/15/04

                    TOTAL INVESTMENTS (Cost $152,991,131)                                    $ 155,486,473

                    See notes to financial statements.


Report of Independent accountants

To the Board of Trustees and Shareholders of Thornburg Investment Trust In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Thornburg New Mexico Intermediate Municipal Fund series of Thornburg Investment Trust (hereafter referred to as the "Fund") at September 30, 1999, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at September 30, 1999 by correspondence with the custodian and brokers, provides a reasonable basis for the opinion expressed above. The financial statements for the year ended September 30, 1998, including the financial highlights for each of the four years in the period then ended, were audited by other independent accountants whose report dated October 23, 1998 expressed an unqualified opinion on those financial statements. PricewaterhouseCoopers LLP New York, New York October 29, 1999

change in Independent accountants

Thornburg Investment Trust
On August 13, 1999, McGladrey & Pullen, LLP (McGladrey) resigned as independent auditors of the Fund pursuant to an agreement by PricewaterhouseCoopers LLP
(PwC) to acquire McGladrey's investment company practice. The McGladrey partners and professionals serving the Fund at the time of the acquisition joined PwC. The reports of McGladrey on the financial statements of the Fund during the past two fiscal years contained no adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. In connection with its audits for the two most recent fiscal years and through August 13, 1999, there were no disagreements with McGladrey on any matter of accounting principle or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of McGladrey would have caused it to make reference to the subject matter of disagreement in connection with its report. On September 22, 1999, the Fund, with the approval of its Board of Directors and its Audit Committee, engaged PwC as its independent auditor.

Index Comparisons
Intermediate New Mexico Fund
Index Comparison
Compares performance of the Intermediate New Mexico Fund, the Merrill Lynch Municipal Bond (7-12 year) Index and the Consumer Price Index, June 18, 1991 to September 30, 1999. On September 30, 1999, the weighted average securities ratings of the Index and the Fund were AA and AA, respectively, and the weighted average portfolio maturities of the Index and the Fund were 9.5 years and 7.0 years, respectively. Past performance of the Index and the Fund may not be indicative of future performance.












Class A
Average Annual Total Returns (at max. offering price) (periods ended 9/30/99)
One Year:                  (1.43)%
Five  Years:                4.73%
From Inception (6/18/91):   5.69%











Class D
Average Annual Total Returns (at max. offering price) (periods ended 9/30/99)
YTD:                        (0.61)%
From Inception (6/2/99):    (0.61)%

Y2K Update
We Are Ready for the Year 2000

Dear Shareholder,

I wish to inform you about our success with respect to being Year 2000 compliant in the computer systems used to manage your Thornburg funds investment. Your shareholder records are kept on a large computer system belonging to our transfer agent, DST Systems. Accounting data pertaining to your investment portfolio reside on large systems belonging to State Street Bank and its affiliates. We have smaller computer networks at Thornburg Investment Management to help us organize and manage our investment activities. I will describe briefly the Year 2000 status of each area.

Shareholder records for Thornburg funds are kept on computers that use a DST software system called "TA 2000." DST is one of the largest mutual fund record processors in the world, keeping shareholder records for many large mutual fund families. The TA 2000 system, as is name implies, was built with 4-digit year description fields in order to be Year 2000 compliant. To quote from DST's February 1999 newsletter, "Internal 2000 readiness testing of TA 2000 and TRA 2000 is complete. Several retests of critical TA 2000 (and TRAC 2000) functions were also completed successfully in 1998. With the completion of these internal tests, the TA 2000 (and TRAC 2000) systems are considered to be Y2K ready." There are no hedge words in the preceeding 3 sentences! I am not surprised. I first heard DST talk about taking concrete measures to deal with Y2K issues about 8 years ago. If you worry about electric power continuity, I can inform you that DST maintains its own diesel powered backup generating station adjacent to its computer facility.
Both are located in geologically stable limestone caves east of Kansas City.

Asset custody and fund accounting records of the Thornburg funds are stored on State Street Bank computers. We use a variety of software systems to carry out all activities relating to running the funds. We are informed that this software infrastructure has been 100% tested and corrected to be Year 2000 compliant. You can monitor State Street Bank's disclosure yourself on the internet website, statestreet.com.

Thornburg Investment Management has a computer network to help us carry out our daily business of managing the assets in our mutual funds. Our information technology director, Stewart Kane, has made a great effort to be certain that our software platforms are Year 2000 compliant.

We look forward to the new year.



Brian McMahon, President
Thornburg Investment Management

Investment Manager
Thornburg Investment Management, Inc.
119 East Marcy Street
Santa Fe, New Mexico 87501
800.847.0200

Principal Underwriter
Thornburg Securities Corporation
119 East Marcy Street
Santa Fe, New Mexico 87501
800.847.0200
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information. Performance data quoted represent past performance and do not guarantee future results.